SCHEDULE OF INVESTMENTS
Balanced (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 0.7%
Electronic Arts, Inc.	16	$2,320

Interactive Media & Services – 5.1%
Alphabet, Inc., Class A(A)	3	6,716
Alphabet, Inc., Class C(A)	2	6,490
Facebook, Inc., Class A(A)	13	4,555

		17,761

Total Communication Services - 5.8%		20,081

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
Carter’s, Inc.	34	3,307
V.F. Corp.	44	2,932

		6,239

Automotive Retail – 0.5%
O’Reilly Automotive, Inc.(A)	3	1,820

Casinos & Gaming – 0.8%
Las Vegas Sands, Inc.(A)	80	2,920

Home Improvement Retail – 1.1%
Lowe’s Co., Inc.	18	3,675

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Worldwide Holdings, Inc.(A)	28	3,648

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(A)	2	5,736

Restaurants – 0.5%
Tim Hortons, Inc.	28	1,721

Specialty Stores – 0.9%
Tractor Supply Co.	15	3,041

Total Consumer Discretionary - 8.2%		28,800

Consumer Staples

Distillers & Vintners – 1.7%
Constellation Brands, Inc.	29	6,062

Packaged Foods & Meats – 0.7%
Mondelez International, Inc., Class A	44	2,584

Soft Drinks – 0.8%
Coca-Cola Co. (The)	56	2,946

Tobacco – 1.7%
Philip Morris International, Inc.	62	5,865

Total Consumer Staples - 4.9%		17,457

Energy

Integrated Oil & Gas – 0.4%
Chevron Corp.	14	1,370

Oil & Gas Exploration & Production – 2.3%
Canadian Natural Resources Ltd.	135	4,935
Hess Corp.	42	3,271

		8,206

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	97	2,098

Total Energy - 3.3%		11,674

Financials

Consumer Finance – 1.1%
American Express Co.	21	3,591

Financial Exchanges & Data – 1.0%
Intercontinental Exchange, Inc.	32	3,667

Insurance Brokers – 0.9%
Aon plc	11	3,130

Investment Banking & Brokerage – 3.0%
Goldman Sachs Group, Inc. (The)	12	4,702
Morgan Stanley	62	6,053

		10,755

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B(A)	16	4,466

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	38	6,241

Property & Casualty Insurance – 0.3%
Progressive Corp. (The)	12	1,054

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	27	5,305

Total Financials - 10.9%		38,209

Health Care

Health Care Equipment – 1.7%
Zimmer Holdings, Inc.	41	5,963

Health Care Technology – 1.3%
Cerner Corp.	64	4,510

Managed Health Care – 2.6%
Anthem, Inc.	15	5,691
UnitedHealth Group, Inc.	8	3,274

		8,965

Pharmaceuticals – 3.7%
Elanco Animal Health, Inc.(A)	72	2,288
Eli Lilly and Co.	23	5,338
Jazz Pharmaceuticals plc(A)	24	3,177
Merck & Co., Inc.	29	2,143

		12,946

Total Health Care - 9.3%		32,384

Industrials

Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	37	3,140

Electrical Components & Equipment – 0.9%
Emerson Electric Co.	34	3,233

Industrial Machinery – 1.9%
Ingersoll-Rand, Inc.(A)	72	3,606
Snap-on, Inc.	15	3,153

		6,759

Railroads – 2.2%
Canadian Pacific Railway Ltd.(B)	62	4,047
Union Pacific Corp.	19	3,743

		7,790

Total Industrials - 5.9%		20,922

Information Technology

Application Software – 1.8%
Autodesk, Inc.(A)	22	6,206

Communications Equipment – 1.6%
Cisco Systems, Inc.	40	2,180
Motorola Solutions, Inc.	16	3,637

		5,817

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc.(A)	25	2,699

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A	60	4,471

Semiconductors – 4.0%
Infineon Technologies AG ADR	128	5,253
Microchip Technology, Inc.	18	2,802
Micron Technology, Inc.	84	5,979

		14,034

Systems Software – 4.0%
Microsoft Corp.	49	13,832

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	23	3,294

Total Information Technology - 14.4%		50,353

Materials

Metal & Glass Containers – 0.7%
Crown Holdings, Inc.	23	2,269

Specialty Chemicals – 0.9%
Sherwin-Williams Co. (The)	11	3,170

Total Materials - 1.6%		5,439

Utilities

Multi-Utilities – 1.0%
Dominion Energy, Inc.	46	3,347

Total Utilities - 1.0%		3,347

TOTAL COMMON STOCKS – 65.3%		$228,666

(Cost: $165,017)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 0.8%
Targa Resources Corp., 9.500%(A)(C)	2	2,594

Total Energy - 0.8%		2,594

Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	8	399

Total Health Care - 0.1%		399

TOTAL PREFERRED STOCKS – 0.9%		$2,993

(Cost: $2,980)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	$120	143

Cable & Satellite – 0.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.850%, 4-1-61	225	215
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 4.250%, 10-15-30	450	524
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	675	717

		1,456

Integrated Telecommunication Services – 0.4%
AT&T, Inc., 3.500%, 9-15-53	500	496
Sprint Corp., 7.875%, 9-15-23	315	352
Verizon Communications, Inc., 4.500%, 8-10-33	500	596

		1,444

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	1,000	962

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30	575	635

Total Communication Services - 1.3%		4,640

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	350	385

Automotive Retail – 0.1%
AutoNation, Inc., 2.400%, 8-1-31	300	292

Footwear – 0.0%
NIKE, Inc., 3.250%, 3-27-40	120	131

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	700	758

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	400	419

Internet & Direct Marketing Retail – 0.1%
Expedia Group, Inc., 6.250%, 5-1-25(D)	159	183

Total Consumer Discretionary - 0.6%		2,168

Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.250%, 3-27-30	300	329

Brewers – 0.1%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	150	181

Drug Retail – 0.1%
CVS Health Corp., 5.050%, 3-25-48	180	232

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(D)	350	364

Packaged Foods & Meats – 0.3%
Hormel Foods Corp., 3.050%, 6-3-51	535	558
Nestle Holdings, Inc., 4.000%, 9-24-48(D)	380	465

		1,023

Soft Drinks – 0.2%
Coca-Cola Co. (The), 2.250%, 1-5-32	600	609

Total Consumer Staples - 0.9%		2,738

Energy

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 6.625%, 2-1-25(E)	500	573

Oil & Gas Storage & Transportation – 0.0%
Cheniere Energy Partners L.P., 3.250%, 1-31-32(D)	120	121

Total Energy - 0.2%		694

Financials

Asset Management & Custody Banks – 0.6%
Apollo Management Holdings L.P., 2.650%, 6-5-30(D)	425	430
Blackstone Holdings Finance Co. LLC, 2.000%, 1-30-32(D)	650	625
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(D)	350	370
National Securities Clearing Corp., 1.500%, 4-23-25(D)	350	355
Owl Rock Capital Corp., 4.250%, 1-15-26	375	403

		2,183

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	253
3.700%, 5-9-23	150	156

		409

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	400	418
U.S. Bancorp, 3.100%, 4-27-26	400	432
Wells Fargo & Co., 2.572%, 2-11-31	290	296

		1,146

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	260	258

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The), 1.992%, 1-27-32	720	695
Morgan Stanley, 2.699%, 1-22-31	180	186

		881

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(D)	1,000	1,143

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	525	549

Other Diversified Financial Services – 0.6%
Citigroup, Inc., 6.250%, 12-29-49	648	752
JPMorgan Chase & Co., 5.000%, 2-1-69	337	352
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.465%, 1-1-68(F)	750	753
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.599%, 4-29-49(F)	194	195
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 3.926%, 11-1-68(F)	250	250

		2,302

Specialized Finance – 0.3%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	250	290
LSEGA Financing plc, 2.500%, 4-6-31(D)	700	713

		1,003

Total Financials - 2.8%		9,874

Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	700	720

Health Care Supplies – 0.1%
Dentsply Sirona, Inc., 3.250%, 6-1-30	365	389

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 3.050%, 5-15-41	250	259

Pharmaceuticals – 0.5%
Johnson & Johnson, 3.400%, 1-15-38	1,000	1,124
Merck & Co., Inc., 2.450%, 6-24-50	250	233
Zoetis, Inc., 2.000%, 5-15-30	360	357

		1,714

Total Health Care - 0.9%		3,082

Industrials

Aerospace & Defense – 0.4%
Boeing Co. (The), 3.750%, 2-1-50	525	531
General Dynamics Corp., 2.850%, 6-1-41	240	245
Raytheon Technologies Corp.:
2.250%, 7-1-30	300	303
3.125%, 7-1-50	175	177

		1,256

Environmental & Facilities Services – 0.5%
Republic Services, Inc.:
2.300%, 3-1-30	72	73
1.450%, 2-15-31	490	459
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	1,088

		1,620

Railroads – 0.1%
Kansas City Southern, 2.875%, 11-15-29	350	368

Research & Consulting Services – 0.2%
CoStar Group, Inc., 2.800%, 7-15-30(D)	350	356
Thomson Reuters Corp., 3.350%, 5-15-26	425	459

		815

Total Industrials - 1.2%		4,059

Information Technology

Application Software – 0.6%
Autodesk, Inc., 2.850%, 1-15-30	500	523
Infor, Inc., 1.750%, 7-15-25(D)	125	127
Nuance Communications, Inc., 5.625%, 12-15-26	1,000	1,036
salesforce.com, Inc.:
2.700%, 7-15-41	175	174
2.900%, 7-15-51	255	255

		2,115

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	230	236
Visa, Inc., 2.700%, 4-15-40	440	451

		687

Semiconductors – 0.5%
Broadcom, Inc., 3.419%, 4-15-33(D)	300	311
Intel Corp., 3.250%, 11-15-49	300	311
TSMC Global Ltd., 1.750%, 4-23-28(D)	600	593
Xilinx, Inc., 2.375%, 6-1-30	525	536

		1,751

Systems Software – 0.3%
Fortinet, Inc., 2.200%, 3-15-31	350	347
Microsoft Corp., 3.450%, 8-8-36	365	418
ServiceNow, Inc., 1.400%, 9-1-30	435	408

		1,173

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.950%, 9-11-49	500	509
2.650%, 5-11-50	175	168
2.650%, 2-8-51	175	168

		845

Total Information Technology - 1.9%		6,571

Materials

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,096

Total Materials - 0.3%		1,096

Real Estate

Specialized REITs – 0.3%
EPR Properties, 4.950%, 4-15-28	535	588
Extra Space Storage L.P., 2.350%, 3-15-32	600	587

		1,175

Total Real Estate - 0.3%		1,175

Utilities

Electric Utilities – 0.8%
Alabama Power Co., 3.125%, 7-15-51(B)	375	385
Commonwealth Edison Co., 2.200%, 3-1-30	350	355
Duke Energy Corp., 3.150%, 8-15-27	500	539
Duke Energy Indiana LLC, 3.750%, 5-15-46	120	134
Duke Energy Ohio, Inc., 4.300%, 2-1-49	115	141
Entergy Corp.:
2.800%, 6-15-30	235	243
3.750%, 6-15-50	125	134
Florida Power & Light Co., 3.150%, 10-1-49	425	450
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	450	478

		2,859

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	375	421

Total Utilities - 0.9%		3,280

TOTAL CORPORATE DEBT SECURITIES – 11.3%		$39,377

(Cost: $38,285)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	446	463
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	386	408
3.000%, 10-25-46	522	551

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	42	48
6.500%, 2-1-29	16	18
7.500%, 4-1-31	14	16
7.000%, 7-1-31	25	30
7.000%, 9-1-31	44	50
6.500%, 2-1-32	99	116
7.000%, 2-1-32	53	61
7.000%, 3-1-32	25	29
7.000%, 7-1-32	49	56
5.500%, 5-1-33	18	21
5.500%, 6-1-33	21	24
4.500%, 11-1-43	285	320
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A, 8.293%, 12-15-26	17	19

		2,230

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.6%		$2,230

(Cost: $2,156)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 20.8%
U.S. Treasury Bonds:
1.875%, 2-15-41	610	597
2.250%, 5-15-41	3,310	3,443
1.750%, 8-15-41	290	277
3.750%, 8-15-41	150	194
2.000%, 8-15-51	2,350	2,309
U.S. Treasury Notes:
0.125%, 1-31-23	5,060	5,058
2.000%, 2-15-23	3,225	3,307
0.125%, 3-31-23	5,100	5,096
0.125%, 8-31-23	1,850	1,845
2.750%, 11-15-23	500	526
0.125%, 12-15-23	4,205	4,186
0.125%, 1-15-24	303	302
0.125%, 2-15-24	575	572
0.375%, 4-15-24	4,885	4,880
1.750%, 6-30-24	1,400	1,450
2.250%, 10-31-24	3,635	3,826
1.500%, 11-30-24	1,700	1,750
1.375%, 1-31-25	1,485	1,523
1.125%, 2-28-25	640	651
2.875%, 4-30-25	500	539
2.875%, 5-31-25	8,795	9,487
0.375%, 12-31-25	2,305	2,259
2.625%, 12-31-25	800	859
0.375%, 1-31-26	2,440	2,388
1.625%, 9-30-26	1,915	1,975
1.500%, 1-31-27	545	558
0.625%, 3-31-27	8,670	8,462
0.750%, 1-31-28	345	335
2.750%, 2-15-28	250	274
1.250%, 3-31-28	235	235
2.875%, 8-15-28	737	814
1.125%, 8-31-28	850	840
1.500%, 2-15-30	1,915	1,928

		72,745

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.8%		$72,745

(Cost: $72,938)

SHORT-TERM SECURITIES	Shares

Money Market Funds (G) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	1,781	1,781

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,781

(Cost: $1,781)

TOTAL INVESTMENT SECURITIES – 99.4%		$347,792

(Cost: $283,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES(H) – 0.6%		1,955

NET ASSETS – 100.0%		$349,747

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,376 are on loan.

(C)	Restricted security. At September 30, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	2	$2,580	$2,594

The total value of this security represented 0.7% of net assets at September 30, 2021.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $6,156 or 1.8% of net assets.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at September 30, 2021.

(H)	Cash of $85 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	61	12-31-21	6,100	$(8,028)	$87

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$228,666	$—	$—
Preferred Stocks	399	2,594	—
Corporate Debt Securities	—	39,377	—
United States Government Agency Obligations	—	2,230	—
United States Government Obligations	—	72,745	—
Short-Term Securities	1,781	—	—
Total	$230,846	$116,946	$—
Futures Contracts	$87	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$283,157

Gross unrealized appreciation	70,310

Gross unrealized depreciation	(5,675)

Net unrealized appreciation	$64,635